F2 Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Finance Income And Expenses [Abstract]
Summary of Financial Income and Expenses

	2025	2024	2023

Contractual interest on financial assets	2,322	2,515	1,897

of which on financial assets at amortized cost	330	538	403

Net revaluation gains and losses on financial assets	141	137	64

Other financial income	17	82	184

Financial income	2,480	2,734	2,145

Contractual interest on financial liabilities	–1,636	–2,486	–2,282

of which on financial liabilities at amortized cost	–96	–277	–501

Net revaluation gains and losses on financial liabilities	–56	82	–134

Lease interest expense	–402	–421	–464

Net interest on pension liabilities	–681	–647	–517

Other financial expenses	–272	–631	–721

Financial expenses	–3,047	–4,103	–4,118

Net foreign exchange gains/losses	235	–355	–1,020

Financial income and expenses, net	–332	–1,724	–2,993

Net gains and losses on financial instruments exclude effect of foreign exchange translations:

Financial instruments at fair value through profit or loss 1)	497	289	885

Financial liabilities designated at fair value through profit or loss	–472	–378	–1,100

1)
Excludes net loss from revaluation of customer finance receivables of SEK 90 million (net gain of SEK 6 million in 2024 and net loss of SEK 209 million in 2023), reported as Selling and administrative expenses, and net loss on revaluation of investments in shares and participations of SEK 303 million (net loss of SEK 202 million in 2024 and net loss of SEK 186 million in 2023) reported as Other operating income or expenses.